Note 11 - Share Capital	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of issued capital [text block]

11.       Share Capital

 a)        Authorized capital

Unlimited number of common voting shares without nominal or par value.

Unlimited number of preferred shares without par value issued in one or more series.

141,166,203 common shares were issued and outstanding at June 30, 2021.

On October 1, 2019, the Company issued 500,000 common shares with a fair value of $360,000 to Nevada Alaska Mining Co. Ltd. (Note 4).

On December 27, 2019, the Company issued 500,000 common shares with a fair value of $475,000 in connection with the acquisition of 2661881 Ontario Limited and the intangible asset (Note 6).

On February 20, 2020, the Company closed a non-brokered private placement of 16,140,219 special warrants (each, a “Special Warrant”) at a price of $0.75 per Special Warrant for gross proceeds of $12,105,165. Each Special Warrant entitles the holder to receive, upon voluntary exercise prior to, or deemed exercise on, the Automatic Exercise Date (as defined below) and without payment or additional consideration, one unit (each, a “Conversion Unit”) of the Company. Each Conversion Unit will consist of one common share of the Company, and one-half-of-one common share purchase warrant (each whole warrant, a “Conversion Warrant”). Each Conversion Warrant will entitle the holder to acquire an additional common share of the Company, at a price of $1.00 per share for a period of 24 months from the issuance of the Special Warrants, subject to an accelerated expiry if the closing price of the Company’s shares is greater than $1.50 per share for a period of 15 consecutive trading days (the “Acceleration Event”). The Company will give notice to the holders of the Acceleration Event and the Conversion Warrants will expire 30 days thereafter. Each Special Warrant will be deemed exercised on the date (the “Automatic Exercise Date”) that is two (2) business days following the earlier of: (i) the date which is four-months-and-one day from completion of the private placement; and (ii) the date on which the Company obtains a receipt from the applicable securities regulatory authorities (the “Securities Commissions”) for a final prospectus qualifying distribution of the Conversion Units. In connection with the completion of the private placement, the Company paid finders’ fees of $120,132, issued 452,025 Conversion Warrants with a fair value of $133,644 to finders and also incurred other issuance costs in the amount of $57,102. All Special Warrants converted to unrestricted common shares on June 21, 2020.

On April 23, 2020, the Company issued 400,000 common shares with a fair value of $248,000 to TETRA Technologies, Inc. (Note 4).

On May 24, 2020, the Company issued 200,000 common shares with a fair value of $184,000 to National Chloride. (Note 4).

During the year ended June 30, 2020, the Company issued a total of 163,025 common shares for the exercise of share purchase warrants. The Company received proceeds of $53,525 upon exercise.

On October 1, 2020, the Company issued 500,000 common shares with a fair value of $1,025,000 to Nevada Alaska Mining Co. Ltd. (Note 4).

On December 18, 2020, the Company closed a prospectus financing of 15,697,500 common shares at a price of $2.20 for aggregate gross proceeds of $34,534,500. The Company incurred $2,666,812 of share issuance costs related to the financing.

On April 23, 2021, the Company issued 400,000 common shares with a fair value of $1,600,000 to TETRA Technologies, Inc. (Note 4).

On May 21, 2021, the Company issued 200,000 common shares with a fair value of $786,000 to National Chloride. (Note 4).

On June 10, 2021, the Company issued 6,251,250 common shares to Lanxess Corporation upon the conversion of the convertible loan (Note 8).

During the year ended June 30, 2021, the Company issued a total of 11,245,133 common shares for the exercise of share purchase warrants. The Company received proceeds of $10,190,569 upon exercise. As at June 30, 2021, the Company held $39,000 as a receivable from the Company’s transfer agent.

During the year ended June 30, 2021, the Company issued a total of 1,375,000 common shares for the exercise of stock options. The Company received proceeds of $1,241,500 upon exercise and transferred $981,261 from contributed surplus to share capital.

b)      Warrants

Warrant transactions are summarized as follows:

	Number of warrants	Weighted average exercise price
Balance at June 30, 2019	14,886,996	1.53
Expired	(5,156,411)	2.60
Exercised	(163,025)	0.32
Cancelled	(15,000)	1.00
Issued	8,522,135	1.00
Balance at June 30, 2020	18,074,695	0.98
Expired	(141,317)	1.00
Exercised	(11,245,133)	0.93
Issued	3,125,625	1.20
Balance at June 30, 2021	9,813,870	1.13

The weighted average remaining contractual life of the warrants outstanding is 1.40 years.

c)      Options

The Company has a stock option plan in place under which it is authorized to grant options to officers, directors, employees, consultants and management company employees enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan, the exercise price of each option shall not be less than the price permitted by any stock exchange. The options can be granted for a maximum term of 10 years.

On July 19, 2019, the Company granted 100,000 stock options to a consultant of the Company at a price of $0.83 for a period of three years. All of the stock options vested on July 31, 2019.

On October 16, 2019, the Company granted 150,000 stock options to a consultant of the Company at a price of $0.75 for a period of four years. All of the stock options vested at grant.

On January 13, 2020, the Company granted 300,000 stock options to a consultant of the Company at a price of $0.89 for a period of 3 years. All of the stock options vested at grant.

On March 9, 2020, the Company granted 4,450,000 stock options to directors and officers of the Company at a price of $0.76 for a period of three (3) years. All of the stock options vested at grant.

On May 4, 2020, the Company granted 850,000 stock options to consultants of the Company at a price of $0.75 for a period of three years. All of the stock options vested at grant.

On May 13, 2020, the Company granted 100,000 stock options to a consultant of the Company at a price if $0.81 for a period of three (3) years with the stock options vesting one quarter at three months from grant date, one quarter at six months from grant date, one quarter at nine months from grant date and one quarter at one year from grant date.

On August 9, 2020, the Company extended the expiration date of 435,784 stock options issued to consultants from August 9, 2020 to August 9, 2021. The exercise price of the options remains $1.02 per option.

On January 18, 2021, the Company granted 1,200,000 stock options to directors and officers of the Company at a price of $3.39 for a period of 5 years. All of the stock options vested at grant.

On April 13, 2021, the Company granted 400,000 stock options to consultants of the Company at a price of $3.43 for a period of three (3) years with the stock options vesting one quarter at grant, one quarter three months from grant date, one quarter at six months from grant date and one quarter at nine months from grant date.

The weighted average fair value at grant date of options granted during the year ended June 30, 2021 was $2.90 per option (2020: $0.99). The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	2021	2020
Expected stock price volatility	114%	103%
Risk-free interest rate	0.56%	0.97%
Dividend yield	-	-
Expected life of options (in years)	4	3.17
Stock price on date of grant	$3.41	$0.80
Forfeiture rate	-	-

Stock option transactions are summarized as follows:

	Number of options	Weighted average exercise price
Balance at June 30, 2019	8,747,681	$1.25
Options expired	(150,000)	1.03
Options cancelled	(300,000)	1.21
Options expired	(721,897)	2.10
Options granted	5,950,000	0.78
Balance at June 30, 2020	13,525,784	0.99
Options exercised	(1,375,000)	0.90
Options granted	1,600,000	3.40
Balance at June 30, 2021	13,750,784	$1.29

The following table summarizes stock options outstanding and exercisable at June 30, 2021:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$

1.05	1,250,000	0.67	1.05	1,250,000	1.05
0.96	2,340,000	0.96	0.96	2,340,000	0.96
1.02	360,784	0.11	1.02	360,784	1.02
2.10	500,000	1.65	2.10	500,000	2.10
1.40	1,900,000	2.18	1.40	1,900,000	1.40
1.00	500,000	0.75	1.00	750,000	1.00
0.75	150,000	2.30	0.75	150,000	0.75
0.76	4,450,000	1.69	0.76	4,450,000	0.76
0.75	600,000	1.84	0.75	600,000	0.75
0.81	100,000	1.87	0.81	100,000	0.81
3.39	1,200,000	4.56	3.39	1,200,000	3.39
3.43	400,000	2.79	3.43	100,000	3.43
	13,750,784	1.78	1.29	13,450,784	1.23